Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Jan. 31, 2024
Current assets
Cash	$ 2,625,461	$ 3,260,568	$ 2,408,526
Receivables	176,695	254,391	203,021
Inventory	4,051,425	2,866,054	2,708,721
Prepaid expenses and deposits	645,809	592,613	751,139
Assets classified as held for sale	4,725	1,164,696	1,170,947
Total current assets	7,504,115	8,138,322	7,242,354
Non-current assets
Property and equipment	2,665,600	3,390,933	3,433,094
Right-of-use assets	9,393,282	8,746,825	8,829,298
Intangible assets	8,092,663	6,286,590	6,482,865
Goodwill	28,541,323	28,541,323	28,541,323
Note receivable	802,766	0	0
Deferred tax asset	0	121,843	0
Total assets	56,999,749	55,225,836	54,528,934
Current liabilities
Accounts payable and accrued liabilities	2,148,153	2,593,195	2,215,956
Convertible promissory notes	1,156,259	1,156,259	1,156,259
Convertible debentures - current portion	977,817	0	0
Income taxes payable	2,833,991	10,230,423	9,719,872
Deferred revenue	309,892	287,560	301,562
Lease liabilities - current portion	530,931	387,400	374,548
Liabilities classified as held for sale	0	392,320	396,943
Total current liabilities	7,957,043	15,047,157	14,165,140
Non-current liabilities
Convertible debentures	710,367	0	0
Lease liabilities	9,771,124	9,120,396	9,192,588
Uncertain tax position	9,822,797	0
Derivative liability	27,824	84,871	108,233
Deferred tax liability	34,817	0	15,965
Total liabilities	28,323,972	24,252,424	23,481,926
SHAREHOLDERS' EQUITY
Common stock, no par value; unlimited shares authorized; 117,996,814, 120,047,814 and 120,047,814 shares issued and outstanding as of March 31, 2025, March 31, 2024 and January 31, 2024, respectively	107,006,777	105,467,920	105,467,920
Commitment to issue shares	628,141	628,141	628,141
Accumulated other comprehensive loss	(2,138,198)	(2,271,248)	(2,272,056)
Deficit	(76,820,943)	(72,851,401)	(72,776,997)
Total shareholders' equity	28,675,777	30,973,412	31,047,008
Total liabilities and shareholders' equity	$ 56,999,749	$ 55,225,836	$ 54,528,934